Operating Expenses And Administration Fee (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Operating expenses		$ 59,807
Paid expenses incurred in connection with the organization of the Partnership	1,072,589	1,015,504
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, monthly rate	0.00417%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	38,388	38,388
Reimbursement payable	9,598	9,598
General Partner [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 191,967